Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2070 Fund
Supplement dated September 16, 2025
to the Prospectus dated January 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the information under the heading “Performance” on page 6 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index. The Fund also compares its performance to the S&P Target Date To 2065+ Index, which has characteristics relevant to the Fund’s investment strategy. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800‑848‑0920.

Nationwide Destination 2070 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2070 Fund
Supplement dated September 16, 2025
to the Prospectus dated January 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the information under the heading “Performance” on page 6 of the Prospectus is hereby deleted and replaced with the following:
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index. The Fund also compares its performance to the S&P Target Date To 2065+ Index, which has characteristics relevant to the Fund’s investment strategy. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800‑848‑0920.